Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Gabelli Gold Fund, Inc.
Prospectus Date	rr_ProspectusDate	Apr. 30, 2018
GABELLI GOLD FUND INC
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY OF THE FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide investors with long term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Fund. More information about these and other discounts is available from your financial professional and in the section entitled, “Classes of Shares” on page 10 of the prospectus and in Appendix A, “Sales Charge Reductions and Waivers Available through Certain Intermediaries,” attached to the Fund’s prospectus.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 13% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	13.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares of the Fund:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of foreign and domestic issuers principally engaged in gold related activities and gold bullion (the “80% Investment Policy”).

In selecting investments for the Fund, Gabelli Funds, LLC (the “Adviser”), focuses on stocks that are undervalued, but which appear to have favorable prospects for growth. Factors considered in this determination include capitalization per ounce of gold production, capitalization per ounce of recoverable reserves, quality of management, and the issuer’s ability to create shareholder wealth.

Because most of the world’s gold production is outside of the United States, the Fund expects that a significant portion of its assets may be invested in securities of foreign issuers, including those located in emerging markets.

		An important function of the Adviser’s investment process is to, among other things, establish through the Adviser’s research, a value at which a particular stock may be sold, provided there are no other fundamental changes in the business. The Adviser constantly monitors the Fund’s holdings to determine if such holdings continue to act in accordance with the factors described above and the Fund’s investment objective. The Adviser may sell a holding if its fundamentals deteriorate or change in a way, as determined by the Adviser, that the investment case for the holding is no longer appropriate for the Fund.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You may want to invest in the Fund if:
  you are investing for a long term goal such as retirement
  you are looking to add an aggressive growth component to your portfolio you are willing to accept higher risks of investing in a sector of the stock market in exchange for long term returns
The Fund’s share price will fluctuate with changes in the market value of the Fund’s portfolio securities. Your investment in the Fund is not guaranteed; you may lose money by investing in the Fund. When you sell Fund shares, they may be worth more or less than what you paid for them.

The principal risks presented by the Fund are:
  Concentration Risk.    The Fund may be subject to greater volatility with respect to its portfolio securities than a fund that does not concentrate its investments.
  Emerging Markets Risk.    Securities of companies in emerging markets or companies with significant exposure to emerging markets may be more volatile than those of companies in more developed markets. Emerging markets may be more likely to experience economic, political or social instability than more developed markets.
  Equity Market Risk.    The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.
  Foreign Securities Risk.    Investments in foreign securities involve risks relating to political, social, and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks include expropriation, differing accounting and disclosure standards, currency exchange risks, settlement difficulties, market illiquidity, difficulties enforcing legal rights, and greater transaction costs.
  Gold Related Risks.    The price of gold and of gold-related securities historically has been very volatile. The high volatility of gold prices may adversely affect the financial condition of companies involved with gold. The production and sale of gold by governments or central banks or other larger holders can be affected by various economic, financial, social, and political factors, which may be unpredictable and may have a significant impact on the supply and prices of precious metals.
  Issuer-Specific Risk.    The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The Fund could lose all of its investment in a company’s securities.
  Management Risk.    If the portfolio manager is incorrect in his assessment of the growth prospects of the securities the Fund holds, then the value of the Fund’s shares may decline.
  Market Risk.    The risk that the securities markets will move down, sometimes rapidly and unpredictably based on overall economic conditions and other factors.

Risk Lose Money [Text]	rr_RiskLoseMoney	Your investment in the Fund is not guaranteed; you may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual returns for one year, five years, and ten years compared with those of a broad based securities market index and additional style specific indices. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future. Updated information on the Fund’s results can be obtained by visiting www.gabelli.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual returns for one year, five years, and ten years compared with those of a broad based securities market index and additional style specific indices.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.gabelli.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	GABELLI GOLD FUND, INC. (Total Returns for Class AAA Shares for the Years Ended December 31)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the calendar years shown in the bar chart, the highest return for a quarter was 23.40% (quarter ended September 30, 2012) and the lowest return for a quarter was (36.06)% (quarter ended June 30, 2013).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the years ended December 31, 2017, with maximum sales charge, if applicable)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts, including Roth IRAs and SEP IRAs (collectively, “IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class AAA shares. After-tax returns for other classes will vary due to the differences in expenses.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” and “Return After Taxes on Distributions” because the investor is assumed to be able to use the capital loss from the sale of Fund shares to offset other taxable gains.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The returns shown for Class I and Class T shares prior to their first issuance date are those of the Class AAA shares of the Fund. All classes of the Fund would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.

		After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” and “Return After Taxes on Distributions” because the investor is assumed to be able to use the capital loss from the sale of Fund shares to offset other taxable gains. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts, including Roth IRAs and SEP IRAs (collectively, “IRAs”). After-tax returns are shown only for Class AAA shares. After-tax returns for other classes will vary due to the differences in expenses.
GABELLI GOLD FUND INC | Class AAA Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as percentage of amount invested)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed for shares held seven days or less)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.52%
1 Year	rr_ExpenseExampleYear01	$ 155
3 Years	rr_ExpenseExampleYear03	480
5 Years	rr_ExpenseExampleYear05	829
10 Years	rr_ExpenseExampleYear10	1,813
1 Year	rr_ExpenseExampleNoRedemptionYear01	155
3 Years	rr_ExpenseExampleNoRedemptionYear03	480
5 Years	rr_ExpenseExampleNoRedemptionYear05	829
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,813
2008	rr_AnnualReturn2008	(28.74%)
2009	rr_AnnualReturn2009	52.14%
2010	rr_AnnualReturn2010	35.72%
2011	rr_AnnualReturn2011	(17.22%)
2012	rr_AnnualReturn2012	(4.25%)
2013	rr_AnnualReturn2013	(51.30%)
2014	rr_AnnualReturn2014	(1.31%)
2015	rr_AnnualReturn2015	(17.79%)
2016	rr_AnnualReturn2016	53.46%
2017	rr_AnnualReturn2017	6.22%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.40%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(36.06%)
Past One Year	rr_AverageAnnualReturnYear01	6.22%
Past Five Years	rr_AverageAnnualReturnYear05	(8.42%)
Past Ten Years	rr_AverageAnnualReturnYear10	(2.82%)
GABELLI GOLD FUND INC | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as percentage of amount invested)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed for shares held seven days or less)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.52%
1 Year	rr_ExpenseExampleYear01	$ 721
3 Years	rr_ExpenseExampleYear03	1,028
5 Years	rr_ExpenseExampleYear05	1,356
10 Years	rr_ExpenseExampleYear10	2,283
1 Year	rr_ExpenseExampleNoRedemptionYear01	721
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,028
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,356
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,283
Past One Year	rr_AverageAnnualReturnYear01	0.10%
Past Five Years	rr_AverageAnnualReturnYear05	(9.49%)
Past Ten Years	rr_AverageAnnualReturnYear10	(3.37%)
GABELLI GOLD FUND INC | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as percentage of amount invested)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed for shares held seven days or less)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.27%
1 Year	rr_ExpenseExampleYear01	$ 330
3 Years	rr_ExpenseExampleYear03	709
5 Years	rr_ExpenseExampleYear05	1,215
10 Years	rr_ExpenseExampleYear10	2,605
1 Year	rr_ExpenseExampleNoRedemptionYear01	230
3 Years	rr_ExpenseExampleNoRedemptionYear03	709
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,215
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,605
Past One Year	rr_AverageAnnualReturnYear01	4.38%
Past Five Years	rr_AverageAnnualReturnYear05	(9.10%)
Past Ten Years	rr_AverageAnnualReturnYear10	(3.54%)
GABELLI GOLD FUND INC | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as percentage of amount invested)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed for shares held seven days or less)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.27%
1 Year	rr_ExpenseExampleYear01	$ 129
3 Years	rr_ExpenseExampleYear03	403
5 Years	rr_ExpenseExampleYear05	697
10 Years	rr_ExpenseExampleYear10	1,534
1 Year	rr_ExpenseExampleNoRedemptionYear01	129
3 Years	rr_ExpenseExampleNoRedemptionYear03	403
5 Years	rr_ExpenseExampleNoRedemptionYear05	697
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,534
Past One Year	rr_AverageAnnualReturnYear01	6.47%
Past Five Years	rr_AverageAnnualReturnYear05	(8.18%)
Past Ten Years	rr_AverageAnnualReturnYear10	(2.57%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 11, 2008
GABELLI GOLD FUND INC | Class T Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as percentage of amount invested)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed for shares held seven days or less)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.52%
1 Year	rr_ExpenseExampleYear01	$ 401
3 Years	rr_ExpenseExampleYear03	718
5 Years	rr_ExpenseExampleYear05	1,058
10 Years	rr_ExpenseExampleYear10	2,017
1 Year	rr_ExpenseExampleNoRedemptionYear01	401
3 Years	rr_ExpenseExampleNoRedemptionYear03	718
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,058
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,017
Past One Year	rr_AverageAnnualReturnYear01	3.57%
Past Five Years	rr_AverageAnnualReturnYear05	(8.88%)
Past Ten Years	rr_AverageAnnualReturnYear10	(3.07%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 05, 2017
GABELLI GOLD FUND INC | Return After Taxes on Distributions | Class AAA Shares
Risk/Return:	rr_RiskReturnAbstract
Past One Year	rr_AverageAnnualReturnYear01	6.08%
Past Five Years	rr_AverageAnnualReturnYear05	(8.58%)
Past Ten Years	rr_AverageAnnualReturnYear10	(3.49%)
GABELLI GOLD FUND INC | Return After Taxes on Distributions and Sale of Fund Shares | Class AAA Shares
Risk/Return:	rr_RiskReturnAbstract
Past One Year	rr_AverageAnnualReturnYear01	3.61%
Past Five Years	rr_AverageAnnualReturnYear05	(6.17%)
Past Ten Years	rr_AverageAnnualReturnYear10	(1.43%)
GABELLI GOLD FUND INC | Standard & Poor's ("S&P") 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Past One Year	rr_AverageAnnualReturnYear01	21.83%
Past Five Years	rr_AverageAnnualReturnYear05	15.79%
Past Ten Years	rr_AverageAnnualReturnYear10	8.50%
GABELLI GOLD FUND INC | Philadelphia Gold & Silver ("XAU") Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Past One Year	rr_AverageAnnualReturnYear01	8.80%
Past Five Years	rr_AverageAnnualReturnYear05	(11.42%)
Past Ten Years	rr_AverageAnnualReturnYear10	(5.77%)
GABELLI GOLD FUND INC | NYSE Arca Gold Miners Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Past One Year	rr_AverageAnnualReturnYear01	12.49%
Past Five Years	rr_AverageAnnualReturnYear05	(11.68%)
Past Ten Years	rr_AverageAnnualReturnYear10	(5.47%)
GABELLI GOLD FUND INC | Lipper Precious Metals Fund Average (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Past One Year	rr_AverageAnnualReturnYear01	8.38%
Past Five Years	rr_AverageAnnualReturnYear05	(10.39%)
Past Ten Years	rr_AverageAnnualReturnYear10	(4.43%)